Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Account receivable, allowance for doubtful	$ 0	$ 5,665
Fixed assets, accumulated depreciation	1,134,680	284,216
Intangible assets, accumulated amortization		$ 1,205,379
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	3,335,674	26,243,474
Common stock, shares outstanding	3,335,674	26,243,474
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000